Prospectus Supplement

John Hancock Funds II

Supplement dated November 8, 2018 to the current Prospectus (the “Prospectus”), as may be supplemented

Global Absolute Return Strategies Fund (the “fund”)

Guy Stern will be retiring as the portfolio manager of the fund in 2019. Until that time, Mr. Stern will continue to be primarily responsible for the day-to-day management of the fund’s portfolio. The fund intends to disclose in the Prospectus information regarding Mr. Stern’s successor as the fund’s portfolio manager when that individual has been designated.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated November 8, 2018 to the current Statement of Additional Information (the “SAI”), as may be supplemented

Global Absolute Return Strategies Fund (the “fund”)

Guy Stern will be retiring as the portfolio manager of the fund in 2019. Until that time, Mr. Stern will continue to be primarily responsible for the day-to-day management of the fund’s portfolio. The fund intends to disclose in the SAI information regarding Mr. Stern’s successor as the fund’s portfolio manager when that individual has been designated.

You should read this Supplement in conjunction with the SAI and retain it for future reference.